Document and Entity Information	Oct. 24, 2020
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001556263
Document Type	8-K
Document Period End Date	Oct. 24, 2020
Entity Registrant Name	Syros Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37813
Entity Tax Identification Number	45-3772460
Entity Address, Address Line One	35 CambridgePark Drive
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	(617)
Local Phone Number	744-1340
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	SYRS
Entity Emerging Growth Company	true
Entity Ex Transition Period	true